General	12 Months Ended
Dec. 31, 2022
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.

Raphael Pharmaceutical Inc (formerly Easy Energy, Inc.) (the “Company”) was incorporated under the laws of the State of Nevada on May 17, 2007. The Company is headquartered in Tel Aviv-Jaffa, Israel. From April 1, 2011 until December 31, 2019, the Company was not active.

On October 8, 2020, the Company and its stockholders entered into a Share Exchange Agreement (the “Share Exchange”) with an Israeli pharmaceutical company (“Raphael”), according to which, among other matters, all shareholders of Raphael will sell and convey the entire holdings in Raphael to the Company such that following the Share Exchange, the shareholders of Raphael will hold 90% of the issued and outstanding common stock of the Company, and the existing shareholders of the Company will hold the remaining 10% of the issued and outstanding common stock.

On May 14, 2021, the Company’s board of directors and stockholders approved a 1-for-100 reverse split of the Company’s common stock, which was implemented and became effective as of May 14, 2021. The reverse split combined each one hundred (100) shares of the Company’s issued and outstanding Common stock into one share of common stock. No fractional shares were issued in connection with the reverse split, and any fractional shares resulting from the reverse split were rounded up to the nearest whole share.

On May 14, 2021, Raphael and the Company, completed the Share Exchange pursuant to which 9,459,253 common stock were issued to the shareholders of Raphael so that they became the holders of 90% of the issued and outstanding common stock of the Company immediately after the Share Exchange while the Company’s shareholders hold, following the Share Exchange, 1,051,028 common stock which represents 10% of the Company. On May 19, 2021, as agreed by the parties to the Share Exchange, the Company changed its name to Raphael Pharmaceutical Inc. Following such Share Exchange, Raphael’s activities are the sole activities of the Company.

The Share Exchange was accounted for as a reverse recapitalization which is outside the scope ASC 805, “Business Combinations” (“ASC 805”), as the Company, the legal acquirer, is considered a non-operating public shell, and is therefore not a business as defined in ASC 805. As the shareholders of Raphael received the largest ownership interest in the Company, Raphael was determined to be the “accounting acquirer” in the Share Exchange. As a result, the historical financial statements of the Company were replaced with the financial statement of Raphael for all periods presented.

Company’s common stock began public trading on the over the counter market in the U.S. in January 2023 under the symbol “RAPH”.

b.	Going concern and management plans

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, and raising capital. The Company is still in its development and pre-clinical stage and has not yet generated revenues. The extent of the Company’s future operating losses and the timing of becoming profitable are uncertain. As of December 31, 2022, the Company’s accumulated deficit was $6,025, the net loss for the year then ended was $3,358 and the net cash used in operating activities was $759.

The Company has funded its operations to date primarily through equity financing.

Additional funding will be required to complete the Company’s research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company’s product and to achieve a level of sales adequate to support the Company’s cost structure.

Management’s plans include, but are not limited to, raising capital in the United States. There can be no assurance that it will be able to successfully raise additional financing, including in a public offering, or obtain additional financing on a timely basis or on terms acceptable to the Company, or at all.

Management expects that the Company will continue to generate losses from the development, clinical development and regulatory activities of its product, which will result in negative cash flow from operating activity. This has led management to conclude that substantial doubt about the Company’s ability to continue as a going concern exists in the event that additional funding does not occur. If such sufficient financing is not received timely, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated and would then need to pursue a plan to license its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection. The Company’s financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.